Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 17,790,000	$ 7,131,000
Investments at fair value	166,669,000	145,000
Equity method investments	48,803,000	52,000
Intangible assets, net of accumulated amortization	541,166,000	20,578,000
Goodwill	530,760,000	25,464,000	$ 22,185,000
Operating lease right-of-use assets	27,601,000	10,095,000
Other assets	51,094,000	3,817,000
Total assets	1,416,152,000	91,989,000
Liabilities
Accounts payable and accrued expenses	36,433,000	8,073,000
Accrued compensation and profit sharing	11,786,000	15,660,000
Accrued member distributions payable	17,600,000	11,422,000
Warrant liabilities, at fair value	23,235,000	0
Earn-out liability, at fair value	120,967,000	0
TRA liability	13,300,000	0
Delayed share purchase agreement	1,818,000	1,818,000
Earn-in consideration payable	1,593,000	1,519,000
Operating lease liabilities	28,455,000	10,713,000
Debt, net of unamortized deferred financing cost	133,251,000	21,187,000
Deferred tax liability, net	40,545,000	82,000
Deferred income	1,692,000	0
Other liabilities	24,772,000	3,662,000
Total liabilities	455,447,000	74,136,000
Commitments and contingencies (Note 19)
Shareholders' Equity
Additional paid-in capital	462,275,000
Retained earnings (accumulated deficit)	(96,686,000)	0
Accumulated other comprehensive income (loss)	4,941,000	(1,077,000)
Total AlTi Global, Inc. shareholders' equity	370,536,000	17,533,000
Non-controlling interest in subsidiaries	590,169,000	320,000
Total shareholders' equity	960,705,000	17,853,000
Total liabilities and shareholders' equity	1,416,152,000	91,989,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Assets
Cash and cash equivalents		85,540	551,258
Prepaid Expenses		0	70,406
Total current assets		85,540	621,664
Cash and marketable securities held in Trust Account		349,983,839	345,031,308
Total assets		350,069,379	345,652,972
Liabilities
Accounts payable and accrued expenses		8,004,647	182,120
Total current liabilities		8,004,647	182,120
Deferred underwriting fee		7,800,000	12,075,000
Convertible promissory note – related party		490,814	0
Conversion option liability		82,107	0
Warrant liabilities		10,531,140	23,093,608
Total liabilities		26,908,708	35,350,728
Commitments and contingencies (Note 19)
Class A ordinary shares subject to possible redemption, 34,500,000 shares, issued and outstanding, at redemption values of approximately $10.14 and $10.00 at December 31, 2022 and 2021, respectively		349,983,839	345,031,308
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding		0	0
Common stock		0	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding at December 31, 2022 and 2021		863	863
Additional paid-in capital		1,200,788	0
Retained earnings (accumulated deficit)		(28,024,819)	(34,729,927)
Total AlTi Global, Inc. shareholders' equity		(26,823,168)	(34,729,064)
Total liabilities and shareholders' equity		350,069,379	$ 345,652,972
Class A shares
Shareholders' Equity
Common stock	6,000	3,000
Class B shares
Shareholders' Equity
Common stock	0	18,607,000
Fees receivable, net
Assets
Contract with customer, receivable	32,269,000	19,540,000
Other receivable, net
Assets
Contract with customer, receivable	$ 0	$ 5,167,000